UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23122
American Funds Emerging Markets Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class A
| EBNAX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 93	0.93%
Management's discussion of fund performance
The fund’s Class A shares gained 0.28% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation
across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did
an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class A (with sales charge) 2	(3.44) %	(0.17) %	2.49%
American Funds Emerging Markets Bond Fund — Class A (without sales charge) 2	0.28%	0.60%	2.95%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.10) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	2.31%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.93%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	1.06%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.71%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on April 22, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class C
| EBNCX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.68%
Management's discussion of fund performance
The fund’s Class C shares lost 0.47% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified
&
50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured
assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the
fund
, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class C (with sales charge) 2	(1.40) %	(0.13) %	1.91%
American Funds Emerging Markets Bond Fund — Class C (without sales charge) 2	(0.47) %	(0.13) %	1.91%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class T
| TEBMX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 68	0.68%
Management's discussion of fund performance
The fund’s Class T shares gained 0.52% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please
refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative
to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class T (with sales charge) 2	(2.04) %	0.39%	2.24%
American Funds Emerging Markets Bond Fund — Class T (without sales charge) 2	0.52%	0.89%	2.57%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.10%
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.67%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.40%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.65%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.06%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-1
| EBNEX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 93	0.93%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 0.28% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting
in a return
of
capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-
benchmark
position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-1 2	0.28%	0.62%	2.61%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first
offered
on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-2
| EBNFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 64	0.64%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 0.57% for the year ended
December
31, 2024. That
result
compares with a 2.01% gain for the 50% JPM GBI-EM
Global
Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek
to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-2 2	0.57%	0.90%	2.88%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on
July
29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-3
| EBNGX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 54	0.54%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 0.68% for the year ended
December
31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income
resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government
bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-3 2	0.68%	1.01%	3.16%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.29%
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	2.08%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.83%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	1.20%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.37%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-A
| CBNAX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 95	0.95%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 0.27% for the year ended
December
31, 2024. That
result
compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate
changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-A (with sales charge) 2	(3.24) %	(0.11) %	2.16%
American Funds Emerging Markets Bond Fund — Class 529-A (without sales charge) 2	0.27%	0.60%	2.59%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-A shares were
firs
t offered
on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-C
| CBNCX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 172	1.72%
Management's discussion of fund performance
The fund’s Class 529-C shares lost 0.51% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-C (with sales charge) 2	(1.45) %	(0.17) %	2.17%
American Funds Emerging Markets Bond Fund — Class 529-C (without sales charge) 2	(0.51) %	(0.17) %	2.17%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-E
| CBNEX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 116	1.16%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 0.05% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-E 2	0.05%	0.39%	2.40%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-T
| TMEBX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 73	0.73%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 0.49% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-T (with sales charge) 2	(2.06) %	0.32%	2.17%
American Funds Emerging Markets Bond Fund — Class 529-T (without sales charge) 2	0.49%	0.82%	2.50%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.10%
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.67%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.40%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.65%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.06%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-1
| CBNFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 75	0.75%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 0.46% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-
benchmark
allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-1 2	0.46%	0.81%	2.81%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-2
| FEBMX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 66	0.66%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 0.55% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-
level
inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total
returns
	1 year	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-2 2	0.55%	1.30%
Bloomberg Global Aggregate Index 3	(1.69) %	(3.66) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	0.11%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.23) %
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(0.78) %
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.27%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have
been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-3
| FMEBX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 61	0.61%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 0.60% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50%
JPM
EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management
of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total
returns
	1 year	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-3 2	0.60%	1.34%
Bloomberg Global Aggregate Index 3	(1.69) %	(3.66) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	0.11%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.23) %
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(0.78) %
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.27%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-1
| REGAX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 152	1.52%
Management's discussion of fund performance
The fund’s Class R-1 shares lost 0.31% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government
bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-1 2	(0.31) %	0.06%	2.12%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2
| REGBX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 155	1.55%
Management's discussion of fund performance
The fund’s Class R-2 shares lost 0.34% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting
in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-2 2	(0.34) %	(0.01) %	2.01%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they
would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2E
| REGHX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 107	1.07%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.18% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-2E 2	0.18%	0.46%	2.50%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P.
Morgan
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-2E shares decreased from 1.23% to 1.07% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including
its
prospectus
, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-3
| REGCX
for the year ended December 31,
2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 118	1.18%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 0.04% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year ended December 31, 2024, the f
un
d’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian gove rnm
ent bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-ben
chm
ark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average a
nn
ual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-3 2	0.04%	0.37%	2.39%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-4
| REGEX
for the year ended December 31,
2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 89	0.89%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 0.33% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year e
nded
December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, E gyptia
n and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a g
reat
er-than-benchmark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average a
nnua
l total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-4 2	0.33%	0.66%	2.67%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key f
un
d statistics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5E
| REGJX
for the year ended
December
31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 66	0.66%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 0.55% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year en
d
ed December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allo
catio
n and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-be
nch
mark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average an
nua
l total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-5E 2	0.55%	1.00%	2.98%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
atis
tics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5
| REGFX
for the year ended December 31,
2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 58	0.58%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 0.64% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended
Dec
ember 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sec
tor all
ocation and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-tha
n-benchm
ark allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average an
nu
al total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-5 2	0.64%	0.98%	2.96%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-114-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-6
| REGGX
for the year ended
December
31, 2024
This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 54	0.54%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 0.68% for the year ended December 31, 2024. That result compares with a 2.01% gain for the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
For the year ended De
ce
mber 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-level inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation alongside high starting yields.
Within the fund, sector allo
catio
n and security selection contributed positively to results relative to the 50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index, one of the fund’s benchmarks during the reporting period. Greater-than-benchmark allocations to South African, Egyptian and Nigerian government bonds contributed as did an off-benchmark position in Mexican petrochemical company Braskem Idesa. Curve positioning and currency allocation decisions also contributed. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, a greater-than-bench
ma
rk allocation to Brazilian government bonds detracted. Less-than-benchmark allocations to Thai and Ukrainian government bonds detracted as did a lack of exposure to Ecuadorian government bonds. Duration positioning also detracted from the portfolio’s overall return. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-6 2	0.68%	1.01%	2.98%
B loomberg Global Aggregate Index 3	(1.69) %	(1.96) %	(0.55) %
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index 3	2.23%	(0.42) %	1.81%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index 3	2.01%	(0.84) %	1.53%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified 3	(2.38) %	(1.86) %	0.81%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	2.17%
Effective July 24, 2024, the fund's primary

benchmark changed from the J.P. Morgan

Emerging Markets Bond Index (EMBI) Global Diversified (the"Previous Primary

Benchmark") to the Bloomberg Global Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
atis
tics
Fund net assets (in millions)	$ 2,758
Total number of portfolio holdings	854
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-114-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	219,000	1,000	14,000	None
December 31, 2023	3,000	None	11,000	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	2,151,000	None	11,000
December 31, 2023	Not Applicable	1,979,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	2,177,000
December 31, 2023	1,991,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Emerging Markets Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. MFGEFP4-114-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 92.74%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 71.27%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	USD350	$316
Abu Dhabi (Emirate of) 1.70% 3/2/2031	4,200	3,483
Abu Dhabi (Emirate of) 3.125% 9/30/2049	9,447	6,293
Abu Dhabi (Emirate of) 5.50% 4/30/2054[1]	4,225	4,154
Abu Dhabi (Emirate of) 5.50% 4/30/2054	2,300	2,261
Albania (Republic of) 5.90% 6/9/2028	EUR4,140	4,462
Albania (Republic of) 5.90% 6/9/2028	1,800	1,940
Angola (Republic of) 8.25% 5/9/2028	USD1,800	1,696
Angola (Republic of) 8.00% 11/26/2029	3,840	3,443
Angola (Republic of) 8.00% 11/26/2029[1]	1,500	1,345
Angola (Republic of) 8.75% 4/14/2032	12,685	11,234
Angola (Republic of) 8.75% 4/14/2032[1]	500	443
Angola (Republic of) 9.125% 11/26/2049	6,980	5,611
Argentine Republic 0.50% 7/9/2029	EUR65	52
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	USD18,106	13,999
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[2]	9,441	6,284
Argentine Republic 0% 12/15/2035	600	20
Argentine Republic 4.25% 1/9/2038	EUR978	653
Asian Development Bank 6.20% 10/6/2026	INR230,400	2,664
Azerbaijan (Republic of) 3.50% 9/1/2032	USD1,610	1,366
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[1]	12,390	12,328
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	250	249
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR1,380	1,412
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[1]	USD1,990	1,955
Brazil (Federative Republic of) 0% 7/1/2025	BRL6,573	997
Brazil (Federative Republic of) 0% 1/1/2026	35,100	4,918
Brazil (Federative Republic of) 10.00% 1/1/2027	34,163	5,018
Brazil (Federative Republic of) 0% 7/1/2027	240,700	27,022
Brazil (Federative Republic of) 10.00% 1/1/2029	374,991	51,058
Brazil (Federative Republic of) 0% 1/1/2030	174,800	13,772
Brazil (Federative Republic of) 3.875% 6/12/2030	USD1,300	1,145
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL167,686	21,645
Brazil (Federative Republic of) 6.00% 8/15/2032[3]	24,105	3,529
Brazil (Federative Republic of) 10.00% 1/1/2033	246,468	30,699
Brazil (Federative Republic of) 6.125% 3/15/2034	USD1,800	1,683
Brazil (Federative Republic of) 10.00% 1/1/2035	BRL56,700	6,897
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	210,670	28,514
Bulgaria (Republic of) 5.00% 3/5/2037	USD1,442	1,354
Cameroon (Republic of) 9.50% 7/31/2031	2,675	2,538
Chile (Republic of) 2.30% 10/1/2028	CLP765,000	682
Chile (Republic of) 4.85% 1/22/2029	USD1,345	1,333
Chile (Republic of) 1.90% 9/1/2030[3]	CLP8,069,065	7,785
Chile (Republic of) 3.875% 7/9/2031	EUR3,585	3,772
Chile (Republic of) 6.00% 4/1/2033	CLP7,680,000	7,759
Chile (Republic of) 4.95% 1/5/2036	USD800	759
Chile (Republic of) 5.30% 11/1/2037	CLP1,710,000	1,629
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,542
Chile (Republic of) 4.34% 3/7/2042	5,650	4,751
Chile (Republic of) 4.00% 1/31/2052	200	150
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	CNY8,000	1,186
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,335
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	16,000	2,364
China (People’s Republic of), Series INBK, 2.35% 2/25/2034	37,200	5,370
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	129,660	18,673
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	50,000	7,227
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	20,670	3,585
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	29,900	5,044
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	21,940	3,768
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	2,590	372
Colombia (Republic of) 4.50% 3/15/2029	USD241	224
Colombia (Republic of) 3.00% 1/30/2030	4,278	3,554
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	951
Colombia (Republic of) 3.125% 4/15/2031	USD1,311	1,045

1	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 3.25% 4/22/2032	USD1,053	$809
Colombia (Republic of) 8.00% 4/20/2033	4,560	4,671
Colombia (Republic of) 7.50% 2/2/2034	8,910	8,790
Colombia (Republic of) 8.00% 11/14/2035	5,380	5,423
Colombia (Republic of) 7.75% 11/7/2036	6,415	6,283
Colombia (Republic of) 5.625% 2/26/2044	261	193
Colombia (Republic of) 5.00% 6/15/2045	2,635	1,784
Colombia (Republic of) 5.20% 5/15/2049	2,600	1,753
Colombia (Republic of) 4.125% 5/15/2051	4,550	2,616
Colombia (Republic of) 8.75% 11/14/2053	2,100	2,129
Colombia (Republic of) 8.375% 11/7/2054	6,800	6,609
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP60,811,500	11,336
Colombia (Republic of), Series B, 13.25% 2/9/2033	29,958,000	7,356
Colombia (Republic of), Series B, 7.25% 10/18/2034	7,200,000	1,218
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[3]	52,412	3,848
Colombia (Republic of), Series B, 9.25% 5/28/2042	44,840,500	7,880
Colombia (Republic of), Series B, 7.25% 10/26/2050	3,615,200	490
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,380	1,353
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	2,630	2,557
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,745	1,696
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	5,250	4,796
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	886
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	8,300	7,463
Czech Republic 1.00% 6/26/2026	CZK9,070	359
Czech Republic 2.50% 8/25/2028	94,880	3,739
Czech Republic 0.95% 5/15/2030	74,350	2,633
Czech Republic 1.20% 3/13/2031	57,880	2,028
Czech Republic 1.75% 6/23/2032	10,300	364
Czech Republic 4.90% 4/14/2034	417,900	18,171
Czech Republic 1.95% 7/30/2037	217,210	6,894
Development Bank of Kazakhstan JSC 10.75% 2/12/2025	KZT85,750	163
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	613,500	1,122
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	218,500	400
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	868,500	1,592
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	400,000	733
Development Bank of Kazakhstan JSC 13.489% 5/23/2028	122,000	238
Dominican Republic 6.875% 1/29/2026	USD2,550	2,574
Dominican Republic 5.95% 1/25/2027[1]	2,300	2,291
Dominican Republic 5.95% 1/25/2027	1,700	1,693
Dominican Republic 5.50% 2/22/2029[1]	1,420	1,378
Dominican Republic 5.50% 2/22/2029	500	485
Dominican Republic 4.50% 1/30/2030[1]	1,588	1,458
Dominican Republic 4.50% 1/30/2030	700	643
Dominican Republic 7.05% 2/3/2031[1]	665	683
Dominican Republic 6.00% 2/22/2033[1]	805	775
Dominican Republic 10.75% 6/1/2036	DOP150,550	2,673
Dominican Republic 5.30% 1/21/2041	USD2,000	1,704
Dominican Republic 5.30% 1/21/2041[1]	887	756
Dominican Republic 5.875% 1/30/2060	6,185	5,246
Dominican Republic 5.875% 1/30/2060[1]	1,342	1,138
Dua Capital, Ltd. 1.658% 5/11/2026	1,500	1,435
Dua Capital, Ltd. 2.78% 5/11/2031	5,570	4,838
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP159,975	3,121
Egypt (Arab Republic of) 5.80% 9/30/2027	USD2,025	1,900
Egypt (Arab Republic of) 24.458% 10/1/2027	EGP410,600	7,899
Egypt (Arab Republic of) 6.588% 2/21/2028[1]	USD2,528	2,405
Egypt (Arab Republic of) 6.588% 2/21/2028	2,155	2,050
Egypt (Arab Republic of) 7.60% 3/1/2029	1,260	1,224
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	906
Egypt (Arab Republic of) 5.875% 2/16/2031	USD7,070	5,914
Egypt (Arab Republic of) 7.053% 1/15/2032	2,759	2,373
Egypt (Arab Republic of) 7.625% 5/29/2032	10,730	9,451
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	575	506
Egypt (Arab Republic of) 8.50% 1/31/2047	5,850	4,553
Egypt (Arab Republic of) 7.903% 2/21/2048	2,001	1,473
Egypt (Arab Republic of) 8.70% 3/1/2049	6,240	4,919
Egypt (Arab Republic of) 8.875% 5/29/2050	660	528

American Funds Emerging Markets Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (Arab Republic of) 8.75% 9/30/2051	USD880	$696
Egypt (Arab Republic of) 8.15% 11/20/2059	9,855	7,278
Egypt (Arab Republic of) 8.15% 11/20/2059[1]	1,300	960
Egypt (Arab Republic of) 7.50% 2/16/2061	7,270	5,001
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR167,000	1,910
European Bank for Reconstruction and Development 6.25% 4/11/2028	137,900	1,577
European Investment Bank 7.40% 10/23/2033	33,800	404
Export-Import Bank of India 3.25% 1/15/2030	USD1,000	914
Export-Import Bank of India 5.50% 1/18/2033	3,100	3,125
Export-Import Bank of Thailand 5.354% 5/16/2029	4,300	4,354
Gabonese Republic 6.95% 6/16/2025	4,898	4,740
Gabonese Republic 6.625% 2/6/2031	7,133	5,325
Gabonese Republic 6.625% 2/6/2031[1]	400	299
Gabonese Republic 7.00% 11/24/2031	13,100	9,773
Gabonese Republic 7.00% 11/24/2031[1]	1,820	1,358
Georgia (Republic of) 2.75% 4/22/2026[1]	1,975	1,864
Honduras (Republic of) 6.25% 1/19/2027	10,864	10,564
Honduras (Republic of) 6.25% 1/19/2027[1]	263	256
Honduras (Republic of) 5.625% 6/24/2030	13,015	11,661
Honduras (Republic of) 5.625% 6/24/2030[1]	2,285	2,047
Hungary (Republic of) 9.50% 10/21/2026	HUF690,000	1,834
Hungary (Republic of) 6.125% 5/22/2028[1]	USD1,770	1,800
Hungary (Republic of) 2.125% 9/22/2031	810	644
Hungary (Republic of) 6.25% 9/22/2032[1]	1,000	1,022
Hungary (Republic of) 5.375% 9/12/2033	EUR4,300	4,821
Hungary (Republic of) 5.50% 6/16/2034	USD1,000	955
Hungary (Republic of) 5.50% 3/26/2036[1]	5,565	5,217
Hungary (Republic of) 5.50% 3/26/2036	1,900	1,781
Hungary (Republic of) 1.00% 11/26/2025	HUF947,430	2,298
Hungary (Republic of), Series B, 5.50% 6/24/2025	1,096,900	2,762
Hungary (Republic of), Series A, 3.00% 10/27/2027	2,363,300	5,457
Hungary (Republic of), Series A, 6.75% 10/22/2028	1,305,380	3,323
Hungary (Republic of), Series A, 2.00% 5/23/2029	162,090	346
Hungary (Republic of), Series Y, 4.00% 7/25/2029	EUR2,690	2,833
Hungary (Republic of), Series A, 3.25% 10/22/2031	HUF1,388,890	2,927
Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	3,267,090	7,335
India (Republic of) 7.10% 4/18/2029	INR396,000	4,688
India (Republic of) 6.54% 1/17/2032	1,288,350	14,879
India (Republic of) 7.18% 8/14/2033	628,000	7,505
India (Republic of) 7.10% 4/8/2034	200,000	2,384
India (Republic of) 7.18% 7/24/2037	968,250	11,622
India (Republic of) 7.06% 10/10/2046	50,000	591
India (Republic of) 7.72% 6/15/2049	235,400	3,002
India (Republic of) 7.16% 9/20/2050	262,000	3,140
India (Republic of) 6.67% 12/17/2050	177,380	2,004
India (Republic of) 7.30% 6/19/2053	857,080	10,431
Indonesia (Republic of) 3.50% 1/11/2028	USD1,400	1,338
Indonesia (Republic of) 4.10% 4/24/2028	3,000	2,910
Indonesia (Republic of) 6.50% 7/15/2030	IDR16,703,000	1,014
Indonesia (Republic of) 4.65% 9/20/2032	USD2,040	1,950
Indonesia (Republic of) 6.75% 7/15/2035	IDR54,376,000	3,319
Indonesia (Republic of) 8.50% 10/12/2035	USD1,200	1,496
Indonesia (Republic of) 5.25% 1/17/2042	2,200	2,125
Indonesia (Republic of) 7.125% 6/15/2043	IDR73,663,000	4,592
Indonesia (Republic of), Series 86, 5.50% 4/15/2026	19,500,000	1,189
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY300,000	1,901
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR44,769,000	2,711
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	29,135,000	1,939
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	27,700,000	1,714
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	16,907,000	1,098
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	171,500,000	10,644
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	297,328,000	17,981
Indonesia (Republic of), Series 73, 8.75% 5/15/2031	28,473,000	1,922
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	443,222,000	26,504
Indonesia (Republic of), Series 58, 8.25% 6/15/2032	40,712,000	2,701
Indonesia (Republic of), Series 74, 7.50% 8/15/2032	100,000,000	6,370
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	347,438,000	21,556

3	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	IDR19,400,000	$1,175
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	741,537,000	44,912
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	45,362,000	3,065
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	113,080,000	7,236
Indonesia (Republic of), Series 72, 8.25% 5/15/2036	49,024,000	3,317
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	11,855,000	739
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	33,170,000	2,059
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD260	259
Inter-American Development Bank 7.00% 1/25/2029	INR441,000	5,113
Inter-American Development Bank 7.00% 4/17/2033	260,000	3,030
Inter-American Development Bank 7.00% 8/8/2033	11,000	128
International Bank for Reconstruction and Development 6.75% 9/8/2027	200,000	2,316
International Bank for Reconstruction and Development 6.85% 4/24/2028	297,000	3,450
International Bank for Reconstruction and Development 6.05% 2/9/2029	34,500	386
International Bank for Reconstruction and Development 6.75% 7/13/2029	614,600	7,060
International Finance Corp. 7.10% 3/21/2031	29,000	339
Israel (State of) 2.875% 3/16/2026	USD373	364
Israel (State of) 2.75% 7/3/2030	1,650	1,436
Israel (State of) 4.50% 1/17/2033	4,355	4,002
Israel (State of) 5.50% 3/12/2034	14,344	14,066
Israel (State of) 5.75% 3/12/2054	210	192
Jordan (Hashemite Kingdom of) 6.125% 1/29/2026	2,300	2,264
Jordan (Hashemite Kingdom of) 7.50% 1/13/2029	2,000	1,992
Jordan (Hashemite Kingdom of) 7.375% 10/10/2047	1,100	977
Khazanah Capital, Ltd. 4.876% 6/1/2033	3,500	3,407
Khazanah Capital, Ltd. 4.759% 9/5/2034	2,000	1,932
Khazanah Global Sukuk Berhad 4.687% 6/1/2028	1,500	1,488
Magyar Export-Import Bank 6.125% 12/4/2027	450	454
Malaysia (Federation of), Series 0115, 3.955% 9/15/2025	MYR4,200	944
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	6,218	1,388
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	34,300	7,753
Malaysia (Federation of), Series 0513, 3.733% 6/15/2028	1,870	420
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	21,479	4,934
Malaysia (Federation of), Series 0119, 4.13% 7/9/2029	16,800	3,835
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	93,217	21,077
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	66,587	13,953
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	22,130	4,954
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	90,200	20,851
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	11,925	2,882
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	8,842	2,134
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	52,620	12,883
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	13,000	2,827
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	699	163
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	700	159
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	589
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	16,494	3,636
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	625
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	2,800	654
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD3,730	3,790
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	200	184
Mongolia (State of) 7.875% 6/5/2029	3,752	3,924
Morocco (Kingdom of) 5.95% 3/8/2028[1]	1,225	1,233
Mozambique (Republic of) 9.00% 9/15/2031	12,240	9,638
Namibia (Republic of) 5.25% 10/29/2025	3,900	3,862
Nigeria (Republic of) 7.875% 2/16/2032	6,830	6,160
Nigeria (Republic of) 7.696% 2/23/2038	12,150	9,934
Nigeria (Republic of) 8.25% 9/28/2051	3,135	2,507
Oman (Sultanate of) 5.625% 1/17/2028	1,000	999
Oman (Sultanate of) 6.00% 8/1/2029	6,200	6,285
Oman (Sultanate of) 4.875% 6/15/2030[1]	800	797
Oman (Sultanate of) 6.25% 1/25/2031	1,300	1,336
Oman (Sultanate of) 6.75% 1/17/2048	5,950	6,042
Pakistan (Islamic Republic of) 6.00% 4/8/2026	400	377
Panama (Republic of) 3.16% 1/23/2030	1,500	1,257
Panama (Republic of) 6.375% 7/25/2033[1]	5,768	5,186
Panama (Republic of) 6.40% 2/14/2035	7,900	7,192
Panama (Republic of) 6.875% 1/31/2036	5,792	5,451

American Funds Emerging Markets Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Panama (Republic of) 8.00% 3/1/2038	USD11,199	$11,254
Panama (Republic of) 4.50% 5/15/2047	1,350	871
Panama (Republic of) 4.50% 4/16/2050	8,400	5,208
Panama (Republic of) 4.30% 4/29/2053	820	482
Panama (Republic of) 6.853% 3/28/2054	1,200	1,027
Panama (Republic of) 4.50% 4/1/2056	7,013	4,149
Panama (Republic of) 7.875% 3/1/2057	1,285	1,243
Panama (Republic of) 3.87% 7/23/2060	7,456	3,918
Panama (Republic of) 4.50% 1/19/2063	4,604	2,711
Paraguay (Republic of) 5.00% 4/15/2026	154	153
Paraguay (Republic of) 4.95% 4/28/2031	1,830	1,756
Paraguay (Republic of) 5.60% 3/13/2048[1]	2,432	2,127
Peru (Republic of) 6.95% 8/12/2031	PEN747	210
Peru (Republic of) 6.15% 8/12/2032	6,752	1,783
Peru (Republic of) 8.75% 11/21/2033	USD4,180	4,979
Peru (Republic of) 3.00% 1/15/2034	840	677
Peru (Republic of) 5.40% 8/12/2034	PEN27,503	6,678
Peru (Republic of) 5.40% 8/12/2034	3,039	738
Peru (Republic of) 7.60% 8/12/2039	1,664	464
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,747
Peru (Republic of) 5.875% 8/8/2054	220	210
Peru (Republic of) 2.78% 12/1/2060	1,965	1,040
Peru (Republic of) 3.60% 1/15/2072	200	123
PETRONAS Capital, Ltd. 3.50% 3/18/2025	500	498
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,200	1,112
PETRONAS Capital, Ltd. 3.50% 4/21/2030	800	742
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	172
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	165
Philippines (Republic of) 6.25% 2/28/2029	PHP160,355	2,792
Philippines (Republic of) 6.50% 5/19/2029	28,460	499
Philippines (Republic of) 5.609% 4/13/2033	USD2,400	2,444
Philippines (Republic of) 3.95% 1/20/2040	4,750	3,962
Philippines (Republic of) 2.95% 5/5/2045	5,000	3,359
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,038
Poland (Republic of) 4.75% 7/25/2029	PLN32,370	7,592
Poland (Republic of) 4.875% 10/4/2033	USD2,545	2,448
Poland (Republic of) 5.125% 9/18/2034	300	291
Poland (Republic of) 5.50% 3/18/2054	200	184
Poland (Republic of) 5.75% 4/25/2029	PLN46,220	11,295
Poland (Republic of) 5.00% 10/25/2034	57,800	13,129
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	78,813	18,508
Poland (Republic of), Series 0728, 7.50% 7/25/2028	7,500	1,939
Poland (Republic of), Series 1030, 1.25% 10/25/2030	41,626	7,970
Poland (Republic of), Series 0432, 1.75% 4/25/2032	18,474	3,437
Poland (Republic of), Series 1033, 6.00% 10/25/2033	205,855	50,498
Qatar (State of) 6.40% 1/20/2040	USD300	334
Qatar (State of) 4.40% 4/16/2050[1]	2,550	2,165
Republika Srpska 4.75% 4/27/2026	EUR959	994
Romania 3.65% 7/28/2025	RON6,880	1,409
Romania 2.10% 10/8/2027	JPY900,000	5,684
Romania 8.75% 10/30/2028	RON3,860	844
Romania 6.625% 9/27/2029	EUR4,700	5,253
Romania 1.75% 7/13/2030	5,900	5,120
Romania 5.375% 3/22/2031	5,186	5,380
Romania 2.124% 7/16/2031	2,300	1,976
Romania 5.25% 5/30/2032	5,700	5,774
Romania 5.25% 5/30/2032	200	203
Romania 2.00% 4/14/2033	830	654
Romania 6.375% 1/30/2034[1]	USD3,704	3,552
Romania 6.375% 1/30/2034	1,144	1,097
Romania 4.75% 10/11/2034	RON13,545	2,324
Romania 5.625% 5/30/2037	EUR19,235	19,130
Romania 5.625% 5/30/2037	9,170	9,120
Romania 2.875% 4/13/2042	4,000	2,695
Romania 6.00% 9/24/2044	7,970	7,966
Romania 6.00% 9/24/2044	1,200	1,199
Romania 7.625% 1/17/2053[1]	USD200	203

5	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	USD1,800	$1,750
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]	1,100	1,094
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	994
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[1]	3,178	3,081
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	808	783
Saudi Arabia (Kingdom of) 5.00% 1/18/2053	5,000	4,234
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	8,410	7,864
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[1]	4,210	3,937
Senegal (Republic of) 4.75% 3/13/2028	EUR3,140	2,992
Senegal (Republic of) 4.75% 3/13/2028	2,960	2,821
Senegal (Republic of) 6.25% 5/23/2033	USD900	722
Senegal (Republic of) 5.375% 6/8/2037	EUR10,125	7,439
Senegal (Republic of) 5.375% 6/8/2037	1,000	735
Senegal (Republic of) 6.75% 3/13/2048	USD9,400	6,390
Serbia (Republic of) 6.50% 9/26/2033[1]	3,319	3,413
Serbia (Republic of) 6.50% 9/26/2033	1,700	1,748
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[1]	3,475	3,405
South Africa (Republic of) 4.30% 10/12/2028	3,100	2,903
South Africa (Republic of) 5.875% 4/20/2032	4,900	4,608
South Africa (Republic of) 7.10% 11/19/2036[1]	2,700	2,634
South Africa (Republic of) 6.25% 3/8/2041	200	173
South Africa (Republic of) 5.375% 7/24/2044	1,525	1,145
South Africa (Republic of) 5.75% 9/30/2049	1,500	1,126
South Africa (Republic of) 11.625% 3/31/2053	ZAR106,200	5,880
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	138,975	7,056
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	52,800	2,487
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	130,044	6,381
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	1,000,350	48,294
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	175,800	6,718
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	119,630	5,385
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	458,472	20,695
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	855,101	30,262
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	93,490	4,020
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	307,180	13,094
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW2,766,000	2,038
South Korea (Republic of), Series 4209, 3.25% 9/10/2042	1,820,440	1,313
Thailand (Kingdom of) 3.85% 12/12/2025	THB71,348	2,115
Thailand (Kingdom of) 1.00% 6/17/2027	88,891	2,526
Thailand (Kingdom of) 2.00% 12/17/2031	77,400	2,228
Thailand (Kingdom of) 3.775% 6/25/2032	29,305	944
Thailand (Kingdom of) 3.35% 6/17/2033	73,000	2,302
Thailand (Kingdom of) 1.60% 6/17/2035	41,249	1,123
Thailand (Kingdom of) 3.39% 6/17/2037	149,478	4,793
Thailand (Kingdom of) 3.30% 6/17/2038	56,715	1,805
Thailand (Kingdom of) 2.00% 6/17/2042	146,663	3,913
Thailand (Kingdom of) 3.45% 6/17/2043	1,042,712	33,708
Thailand (Kingdom of) 2.875% 6/17/2046	85,458	2,567
Thailand (Kingdom of) 2.75% 6/17/2052	21,257	620
Thailand (Kingdom of) 4.00% 6/17/2055	126,366	4,558
Tunisia, Government of 5.75% 1/30/2025	USD1,400	1,394
Turkey (Republic of) 1.50% 6/18/2025[3]	TRY57,345	1,571
Turkey (Republic of) 52.16% 6/16/2027[4]	180,975	5,177
Turkey (Republic of) 31.08% 11/8/2028	52,038	1,456
Turkey (Republic of) 6.50% 4/26/2030[1]	USD4,410	4,364
Turkey (Republic of) 9.125% 7/13/2030	1,400	1,550
Turkey (Republic of) 5.875% 6/26/2031	1,900	1,784
Turkey (Republic of) 7.125% 7/17/2032	4,490	4,459
Turkey (Republic of) 17.80% 7/13/2033	TRY19,700	386
Turkey (Republic of) 6.50% 9/20/2033	USD1,310	1,246
Turkey (Republic of) 6.00% 1/14/2041	400	330
Turkey (Republic of) 5.75% 5/11/2047	2,510	1,873
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY1,067,032	25,310
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD1,410	1,560
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY917,343	18,477
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	USD13,650	9,513
Ukraine 19.50% 1/15/2025	UAH42,224	905
United Mexican States 4.50% 12/4/2025[3]	MXN72,453	3,414

American Funds Emerging Markets Bond Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	United Mexican States 8.50% 3/1/2029	MXN42,000	$1,907
	United Mexican States 2.659% 5/24/2031	USD1,400	1,139
	United Mexican States 4.875% 5/19/2033	875	785
	United Mexican States 6.35% 2/9/2035	3,080	3,016
	United Mexican States 4.50% 11/22/2035[3]	MXN206,347	9,041
	United Mexican States 6.00% 5/7/2036	USD1,110	1,047
	United Mexican States 4.50% 1/31/2050	1,517	1,067
	United Mexican States 6.338% 5/4/2053	4,192	3,746
	United Mexican States 6.40% 5/7/2054	3,500	3,142
	United Mexican States 3.771% 5/24/2061	5,861	3,339
	United Mexican States 3.75% 4/19/2071	880	487
	United Mexican States, Series M, 7.50% 6/3/2027	MXN82,390	3,754
	United Mexican States, Series M20, 8.50% 5/31/2029	146,663	6,666
	United Mexican States, Series M, 7.75% 5/29/2031	648,800	27,776
	United Mexican States, Series S, 2.75% 11/27/2031[3]	87,551	3,532
	United Mexican States, Series M, 7.50% 5/26/2033	145,790	5,914
	United Mexican States, Series M, 7.75% 11/23/2034	436,523	17,527
	United Mexican States, Series M30, 10.00% 11/20/2036	23,040	1,075
	United Mexican States, Series M30, 8.50% 11/18/2038	166,200	6,801
	United Mexican States, Series M, 7.75% 11/13/2042	64,500	2,376
	United Mexican States, Series M, 8.00% 11/7/2047	103,363	3,827
	United Mexican States, Series M, 8.00% 7/31/2053	662,642	24,127
	United Mexican States, Series S, 4.00% 10/29/2054[3]	356,582	13,191
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[5]	USD155	19
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[5]	3,170	409
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[5]	2,293	275
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[5]	2,257	323
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[5]	1,076	152
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[5]	562	83
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[5]	377	51
			1,965,210
Corporate bonds, notes & loans 18.69%
Energy 4.93%
	3R Lux SARL 9.75% 2/5/2031[1]	1,420	1,469
	3R Lux SARL 9.75% 2/5/2031	598	619
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	10,350	9,126
	Adnoc Murban RSC, Ltd. 5.125% 9/11/2054[1]	450	407
	AI Candelaria (Spain), S.L.U. 7.50% 12/15/2028	283	280
	AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033	2,950	2,399
	AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033[1]	2,250	1,830
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	2,950	2,945
	Borr IHC, Ltd. 10.375% 11/15/2030	571	570
	Cosan Luxembourg SA 7.50% 6/27/2030[1]	1,200	1,207
	Cosan Luxembourg SA 7.25% 6/27/2031[1]	1,200	1,180
	Ecopetrol SA 8.625% 1/19/2029	200	212
	Ecopetrol SA 8.875% 1/13/2033	2,280	2,325
	Ecopetrol SA 8.375% 1/19/2036	700	676
	Ecopetrol SA 5.875% 5/28/2045	457	315
	EIG Pearl Holdings SARL 3.545% 8/31/2036	6,600	5,655
	Empresa Nacional del Petroleo 5.95% 7/30/2034[1]	3,795	3,778
	Empresa Nacional del Petroleo 5.95% 7/30/2034	300	299
	FORESEA Holding SA 7.50% 6/15/2030	939	905
	Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	4,004	3,171
	Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,700	1,284
	GeoPark, Ltd. 5.50% 1/17/2027	1,733	1,664
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[1]	4,740	4,684
	Guara Norte SARL 5.198% 6/15/2034[1]	2,009	1,836
	Guara Norte SARL 5.198% 6/15/2034	1,837	1,678
	Modec Finance BV 7.84% 7/15/2026[6,7]	200	201
	MV24 Capital BV 6.748% 6/1/2034	3,274	3,107
	MV24 Capital BV 6.748% 6/1/2034[1]	1,294	1,228
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	4,780	4,766
	Oleoducto Central SA 4.00% 7/14/2027[1]	2,495	2,362
	Oleoducto Central SA 4.00% 7/14/2027	1,300	1,230
	Petroleos Mexicanos 6.875% 10/16/2025	1,230	1,227
	Petroleos Mexicanos 6.875% 8/4/2026	984	968

7	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Petroleos Mexicanos 7.47% 11/12/2026	MXN410,518	$17,966
	Petroleos Mexicanos 6.49% 1/23/2027	USD5,190	5,038
	Petroleos Mexicanos 6.84% 1/23/2030	2,850	2,606
	Petroleos Mexicanos 5.95% 1/28/2031	11,150	9,425
	Petroleos Mexicanos 6.70% 2/16/2032	8,530	7,427
	Petroleos Mexicanos 7.69% 1/23/2050	3,350	2,530
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	700	698
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026[1]	500	498
	PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[1]	278	263
	PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	189
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,228	1,111
	Qatar Energy 3.125% 7/12/2041[1]	2,995	2,216
	Qatar Energy 3.30% 7/12/2051[1]	2,710	1,860
	Raizen Fuels Finance SA 6.45% 3/5/2034[1]	200	198
	Reliance Industries, Ltd. 3.625% 1/12/2052	250	173
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	7,930	7,430
	Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	200	162
	Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	500	415
	Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	400	243
	Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	200	127
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	3,020	3,155
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[1]	5,300	5,272
	YPF SA 8.50% 6/27/2029	300	308
	YPF SA 8.75% 9/11/2031[1]	1,100	1,136
			136,049

Financials 3.15%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[2]	EUR2,800	2,642
	Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[2]	USD7,870	7,463
	Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	2,955	2,802
	Bancolombia SA 8.625% 12/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.32% on 12/24/2029)[2]	2,435	2,552
	Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028[1]	1,500	1,468
	Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	900	881
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	6,856	6,219
	Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	2,250	2,184
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	2,370	2,348
	BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	3,121	2,964
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	1,740	1,803
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	1,000	1,036
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	272	231
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[2]	EUR1,280	1,544
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[2]	2,955	3,324
	HDFC Bank, Ltd. 8.10% 3/22/2025	INR60,000	701
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	USD1,000	899
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	800	675
	HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[2]	1,900	2,137
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	250	272
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	3,100	3,277
	Itau Unibanco Holding SA 3.875% 4/15/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.446% on 4/15/2026)[2]	1,280	1,258
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	11,400	10,918
	Kookmin Bank 5.375% 5/8/2027[1]	980	995
	Manappuram Finance, Ltd. 7.375% 5/12/2028	7,700	7,765
	Muangthai Capital PCL 6.875% 9/30/2028	4,500	4,538
	NongHyup Bank 4.875% 7/3/2028[1]	1,395	1,392

American Funds Emerging Markets Bond Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Power Finance Corp., Ltd. 3.90% 9/16/2029	USD500	$469
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,250	1,247
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	7,600	7,267
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	750	718
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	2,000	1,714
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	836
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	400	298
			86,837

Utilities 3.11%
	Aegea Finance SARL 9.00% 1/20/2031[1]	1,845	1,884
	Aegea Finance SARL 9.00% 1/20/2031	500	511
	AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030)[1,2]	1,370	1,389
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030	4,399	3,853
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	3,124	2,736
	Alfa Desarrollo SpA 4.55% 9/27/2051	3,491	2,576
	Alfa Desarrollo SpA 4.55% 9/27/2051[1]	1,110	819
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039	4,500	4,645
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[1]	735	759
	Chile Electricity Lux MPC SARL 6.01% 1/20/2033	1,737	1,756
	Chile Electricity Lux MPC SARL 6.01% 1/20/2033[1]	2,514	2,541
	China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[2]	3,868	3,920
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	7,209	6,679
	Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP16,026,000	3,251
	Empresas Publicas de Medellin ESP 8.375% 11/8/2027	1,400,000	284
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	USD1,602	1,433
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	179
	Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	960	826
	Empresas Publicas de Medellin ESP 4.375% 2/15/2031	200	172
	Enel Chile SA 4.875% 6/12/2028	2,301	2,272
	Enfragen Energia Sur SA 5.375% 12/30/2030	8,744	7,466
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	1,600	1,560
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	510	497
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	2,150	2,149
	Greenko Dutch BV 3.85% 3/29/2026[1]	4,318	4,201
	Greenko Dutch BV 3.85% 3/29/2026	3,099	3,015
	Instituto Costarricense de Electricidad 6.75% 10/7/2031	570	574
	Interchile SA 4.50% 6/30/2056	460	372
	Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	920	887
	Light Servicos De Eletricidade SA 4.375% 6/18/2026[1,5]	1,500	870
	Light Servicos De Eletricidade SA 4.375% 6/18/2026[5]	700	406
	Minejesa Capital BV 4.625% 8/10/2030	1,977	1,911
	Minejesa Capital BV 5.625% 8/10/2037	700	651
	MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	3,125	3,265
	Niagara Energy S.A.C. 5.746% 10/3/2034	700	679
	SAEL, Ltd. 7.80% 7/31/2031[1]	2,400	2,401
	SAEL, Ltd. 7.80% 7/31/2031	500	500
	San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[2]	4,410	4,476
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[2]	4,697	4,880
	SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[2]	200	200
	SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[2]	859	858
	TNB Global Ventures Capital Bhd 3.244% 10/19/2026	200	195
	YPF Energia Electrica SA 7.875% 10/16/2032[1]	1,365	1,351
			85,849

Materials 1.99%
	Alpek, SAB de CV 3.25% 2/25/2031[1]	1,285	1,082
	Braskem Idesa SAPI 7.45% 11/15/2029	2,659	2,119
	Braskem Idesa SAPI 6.99% 2/20/2032	4,770	3,511
	Braskem Idesa SAPI 6.99% 2/20/2032[1]	3,030	2,230

9	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Braskem Netherlands Finance BV 4.50% 1/10/2028	USD764	$700
	Braskem Netherlands Finance BV 4.50% 1/31/2030	236	200
	Braskem Netherlands Finance BV 8.50% 1/12/2031	1,900	1,906
	Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	1,005	1,008
	Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,050	972
	Braskem Netherlands Finance BV 7.25% 2/13/2033	410	379
	Braskem Netherlands Finance BV 8.00% 10/15/2034[1]	2,480	2,367
	CAP SA 3.90% 4/27/2031	200	161
	CSN Inova Ventures 6.75% 1/28/2028	300	281
	CSN Resources SA 8.875% 12/5/2030	1,150	1,146
	CSN Resources SA 8.875% 12/5/2030[1]	1,100	1,096
	CSN Resources SA 5.875% 4/8/2032[1]	1,610	1,301
	Fresnillo PLC 4.25% 10/2/2050	2,300	1,641
	Fresnillo PLC 4.25% 10/2/2050[1]	2,160	1,541
	GC Treasury Center Co., Ltd. 2.98% 3/18/2031[1]	375	320
	GC Treasury Center Co., Ltd. 4.30% 3/18/2051	400	295
	POSCO 5.75% 1/17/2028[1]	200	204
	PT Freeport Indonesia 4.763% 4/14/2027	1,836	1,820
	PT Freeport Indonesia 4.763% 4/14/2027[1]	364	361
	PT Freeport Indonesia 6.20% 4/14/2052	600	594
	PT Krakatau Posco 6.375% 6/11/2027	3,500	3,513
	PT Krakatau Posco 6.375% 6/11/2029	2,900	2,899
	Sasol Financing USA, LLC 4.375% 9/18/2026	6,010	5,773
	Sasol Financing USA, LLC 8.75% 5/3/2029[7]	6,285	6,385
	Sasol Financing USA, LLC 8.75% 5/3/2029[1]	4,000	4,064
	Sasol Financing USA, LLC 5.50% 3/18/2031	5,350	4,519
	Suzano Austria gmbh 3.125% 1/15/2032	600	498
			54,886

Industrials 1.81%
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041	575	431
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[1]	1,140	828
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061	600	436
	Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[1]	2,907	2,969
	Ambipar Lux SARL 9.875% 2/6/2031[1]	200	200
	BOC Aviation, Ltd. 3.00% 9/11/2029	2,560	2,353
	BOC Aviation, Ltd. 2.625% 9/17/2030	200	177
	CK Hutchison International (21), Ltd. 3.125% 4/15/2041	200	149
	CK Hutchison International (24), Ltd. 5.50% 4/26/2034[1]	200	202
	Embraer Netherlands Finance BV 7.00% 7/28/2030[1]	400	418
	Hidrovias International Finance SARL 4.95% 2/8/2031[1]	2,610	2,215
	Hidrovias International Finance SARL 4.95% 2/8/2031	1,500	1,273
	Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	229
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032	6,030	6,108
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	2,810	2,846
	LATAM Airlines Group SA 7.875% 4/15/2030[1]	5,040	5,109
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	455	454
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	142	142
	Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[1]	821	755
	Mexico City Airport Trust 4.25% 10/31/2026	2,100	2,058
	Mexico City Airport Trust 5.50% 7/31/2047	2,000	1,616
	MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	2,400	2,388
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[1]	1,510	1,470
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	200	195
	Movida Europe SA 7.85% 4/11/2029[1]	1,885	1,663
	Movida Europe SA 7.85% 4/11/2029	1,630	1,438
	OCP SA 3.75% 6/23/2031	2,000	1,728
	OCP SA 6.75% 5/2/2034[1]	3,710	3,786
	Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[1]	2,256	1,603
	Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036	1,520	1,080
	Simpar Europe SA 5.20% 1/26/2031	200	150
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	2,950	2,492
	Transnet SOC, Ltd. 8.25% 2/6/2028	300	306
	TSMC Arizona Corp. 3.125% 10/25/2041	200	153
	TSMC Arizona Corp. 3.25% 10/25/2051	200	144
	TSMC Arizona Corp. 4.50% 4/22/2052	400	364
			49,928

American Funds Emerging Markets Bond Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 1.59%
	Alibaba Group Holding, Ltd. 5.25% 5/26/2035[1]	USD1,200	$1,176
	Alibaba Group Holding, Ltd. 2.70% 2/9/2041	200	136
	Alibaba Group Holding, Ltd. 5.625% 11/26/2054[1]	290	282
	GENM Capital Labuan, Ltd. 3.882% 4/19/2031	1,450	1,283
	GOHL Capital, Ltd. 4.25% 1/24/2027	1,200	1,168
	Meituan 2.125% 10/28/2025	1,500	1,465
	Meituan 2.125% 10/28/2025[1]	200	195
	Meituan 3.05% 10/28/2030	700	620
	Meituan 3.05% 10/28/2030[1]	250	221
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	850	845
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025	700	696
	Melco Resorts Finance, Ltd. 5.25% 4/26/2026	400	394
	Melco Resorts Finance, Ltd. 5.625% 7/17/2027	700	678
	Melco Resorts Finance, Ltd. 5.625% 7/17/2027[1]	200	194
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028	1,805	1,726
	Melco Resorts Finance, Ltd. 5.375% 12/4/2029	2,415	2,216
	Melco Resorts Finance, Ltd. 5.375% 12/4/2029[1]	2,250	2,064
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[1]	7,405	7,443
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032	500	503
	MGM China Holdings, Ltd. 4.75% 2/1/2027	200	194
	MGM China Holdings, Ltd. 7.125% 6/26/2031	1,390	1,410
	Sands China, Ltd. 5.125% 8/8/2025	500	498
	Sands China, Ltd. 3.80% 1/8/2026	700	687
	Sands China, Ltd. 2.30% 3/8/2027	300	280
	Sands China, Ltd. 5.40% 8/8/2028	2,000	1,979
	Sands China, Ltd. 4.375% 6/18/2030	2,700	2,521
	Sands China, Ltd. 3.25% 8/8/2031	3,181	2,726
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[1]	1,405	1,406
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	500	500
	Studio City Finance, Ltd. 6.50% 1/15/2028	200	195
	Studio City Finance, Ltd. 5.00% 1/15/2029	2,070	1,874
	Wynn Macau, Ltd. 5.50% 10/1/2027	800	779
	Wynn Macau, Ltd. 5.625% 8/26/2028	5,656	5,452
			43,806

Consumer staples 0.81%
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	2,509	2,225
	Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	2,600	2,304
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	400	328
	InRetail Consumer 3.25% 3/22/2028[1]	2,730	2,507
	InRetail Consumer 3.25% 3/22/2028	1,675	1,538
	MARB BondCo PLC 3.95% 1/29/2031	2,140	1,794
	MARB BondCo PLC 3.95% 1/29/2031[1]	1,500	1,258
	Minerva Luxembourg SA 4.375% 3/18/2031[1]	400	336
	Minerva Luxembourg SA 8.875% 9/13/2033	4,800	4,985
	Minerva Luxembourg SA 8.875% 9/13/2033[1]	4,068	4,225
	Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028[1]	820	750
			22,250

Communication services 0.62%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN107,860	5,123
	América Móvil, SAB de CV 9.50% 1/27/2031	112,660	5,087
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD677	443
	PLDT, Inc. 2.50% 1/23/2031	200	172
	Tencent Holdings, Ltd. 2.39% 6/3/2030	500	437
	Tencent Holdings, Ltd. 3.925% 1/19/2038	200	169
	Tencent Holdings, Ltd. 3.68% 4/22/2041	950	743
	Tencent Holdings, Ltd. 3.24% 6/3/2050	3,360	2,233
	Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	900	598
	Tencent Holdings, Ltd. 3.84% 4/22/2051	2,600	1,932
	Tencent Holdings, Ltd. 3.29% 6/3/2060	200	124
			17,061

11	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.40%
	Biocon Biologics Global PLC 6.67% 10/9/2029[1]	USD8,885	$8,526
	Rede D’Or Finance SARL 4.95% 1/17/2028	205	196
	Rede D’Or Finance SARL 4.50% 1/22/2030	2,500	2,237
			10,959

Information technology 0.16%
	Lenovo Group, Ltd. 3.421% 11/2/2030	400	360
	Lenovo Group, Ltd. 6.536% 7/27/2032	500	526
	SK hynix, Inc. 1.50% 1/19/2026	600	579
	SK hynix, Inc. 6.375% 1/17/2028[1]	200	206
	SK hynix, Inc. 6.375% 1/17/2028	200	206
	SK hynix, Inc. 2.375% 1/19/2031[1]	400	336
	SK hynix, Inc. 6.50% 1/17/2033	1,500	1,586
	TSMC Global, Ltd. 1.75% 4/23/2028	200	181
	TSMC Global, Ltd. 1.375% 9/28/2030	200	165
	TSMC Global, Ltd. 2.25% 4/23/2031[1]	400	341
			4,486

Real estate 0.12%
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	725	626
	FibraSOMA 4.375% 7/22/2031[1]	1,430	1,201
	FibraSOMA 4.375% 7/22/2031	996	836
	Fideicomiso Fibra Uno 5.25% 1/30/2026	500	499
			3,162
	Total corporate bonds, notes & loans		515,273
U.S. Treasury bonds & notes 2.74%
U.S. Treasury 2.74%
	U.S. Treasury 4.50% 11/15/2025	4,200	4,209
	U.S. Treasury 3.625% 5/31/2028	4,968	4,860
	U.S. Treasury 4.625% 9/30/2028[8]	17,700	17,871
	U.S. Treasury 4.50% 12/31/2031	22,069	22,153
	U.S. Treasury 3.375% 5/15/2033[8]	2,593	2,384
	U.S. Treasury 3.875% 8/15/2034	3,510	3,322
	U.S. Treasury 4.25% 11/15/2034	3,500	3,411
	U.S. Treasury 4.125% 8/15/2053[8]	6,733	6,008
	U.S. Treasury 4.25% 8/15/2054[8]	8,750	8,007
	U.S. Treasury 4.50% 11/15/2054	3,500	3,343
	Total U.S. Treasury bonds & notes		75,568
Federal agency bonds & notes 0.04%
	Korea Development Bank 7.25% 6/11/2029	INR59,800	695
	Korea Electric Power Corp. 4.00% 6/14/2027[1]	USD200	197
	Korea National Oil Corp. 4.875% 4/3/2028[1]	200	199
	Korea National Oil Corp. 2.625% 4/18/2032	200	169
			1,260
	Total bonds, notes & other debt instruments (cost: $2,671,895,000)		2,557,311
Common stocks 0.05%		Shares
Energy 0.05%
	FORESEA Holding SA, Class C, nonvoting shares	55,880	1,411
	FORESEA Holding SA, Class B	6,208	157
	Total common stocks (cost: $1,540,000)		1,568
Short-term securities 4.96%
Money market investments 3.03%
	Capital Group Central Cash Fund 4.50%[9,10]	833,780	83,394

American Funds Emerging Markets Bond Fund	12

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. 1.93%
Egypt (Arab Republic of) 3/11/2025	21.406%	EGP811,925	$15,218
Egypt (Arab Republic of) 3/18/2025	21.878	810,800	15,117
Egypt (Arab Republic of) 6/17/2025	25.730	105,225	1,834
Egypt (Arab Republic of) 11/11/2025	20.307	212,000	3,405
Nigeria (Republic of) 2/11/2025	18.000	NGN516,145	325
Nigeria (Republic of) 2/20/2025	17.782	688,190	432
Nigeria (Republic of) 2/25/2025	19.913	9,333,205	5,833
Nigeria (Republic of) 3/6/2025	19.364	13,732,240	8,534
Nigeria (Republic of) 3/13/2025	17.900	917,590	568
Nigeria (Republic of) 3/27/2025	19.346	2,049,645	1,258
Nigeria (Republic of) 11/4/2025	23.154	1,500,000	785
			53,309
Total short-term securities (cost: $138,822,000)			136,703
Total investment securities 97.75% (cost: $2,812,257,000)			2,695,582
Other assets less liabilities 2.25%			61,975
Net assets 100.00%			$2,757,557
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	302	4/3/2025	USD62,094	$(35)
5 Year Euro-Bobl Futures	Short	489	3/10/2025	(59,700)	754
5 Year U.S. Treasury Note Futures	Long	924	4/3/2025	98,226	(651)
10 Year Euro-Bund Futures	Short	86	3/10/2025	(11,887)	314
10 Year U.S. Treasury Note Futures	Long	234	3/31/2025	25,447	(360)
10 Year Ultra U.S. Treasury Note Futures	Long	133	3/31/2025	14,805	(289)
20 Year U.S. Treasury Note Futures	Long	22	3/31/2025	2,505	(70)
30 Year Euro-Buxl Futures	Short	8	3/10/2025	(1,100)	69
30 Year Ultra U.S. Treasury Bond Futures	Long	129	3/31/2025	15,339	(788)
					$(1,056)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,016	EUR	1,912	Citibank	1/8/2025	$34
USD	310	EUR	295	JPMorgan Chase	1/8/2025	5
USD	126	EUR	120	JPMorgan Chase	1/8/2025	2
USD	117	EUR	111	HSBC Bank	1/8/2025	2
USD	84	EUR	80	Citibank	1/8/2025	1
USD	17	EUR	16	JPMorgan Chase	1/8/2025	— [11]
PLN	5,200	USD	1,258	JPMorgan Chase	1/8/2025	— [11]
USD	19	EUR	18	Citibank	1/8/2025	— [11]
ILS	158	USD	44	Goldman Sachs	1/8/2025	(1)
ILS	4,120	USD	1,138	Barclays Bank PLC	1/8/2025	(5)
ILS	1,410	USD	393	Morgan Stanley	1/8/2025	(5)
MYR	4,439	USD	997	JPMorgan Chase	1/8/2025	(5)
EUR	509	USD	537	Citibank	1/8/2025	(9)
ILS	1,700	USD	477	Citibank	1/8/2025	(9)
ILS	19,300	USD	5,330	Barclays Bank PLC	1/8/2025	(20)
ILS	3,850	USD	1,079	Citibank	1/8/2025	(20)
USD	8,181	ILS	30,538	Bank of America	1/8/2025	(220)

13	American Funds Emerging Markets Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	11,466	MXN	235,196	Citibank	1/9/2025	$205
TRY	303,101	USD	8,358	Goldman Sachs	1/9/2025	138
USD	1,185	PLN	4,828	Bank of New York Mellon	1/9/2025	17
USD	1,033	CNH	7,489	UBS AG	1/9/2025	12
PLN	1,038	USD	249	HSBC Bank	1/9/2025	3
USD	1,175	CZK	28,625	JPMorgan Chase	1/9/2025	(1)
ZAR	3,904	USD	216	UBS AG	1/9/2025	(9)
CZK	28,590	USD	1,187	JPMorgan Chase	1/9/2025	(12)
USD	1,310	TRY	47,200	BNP Paribas	1/9/2025	(13)
CNH	7,524	USD	1,040	Standard Chartered Bank	1/9/2025	(15)
PLN	4,825	USD	1,194	Citibank	1/9/2025	(26)
MXN	24,186	USD	1,189	UBS AG	1/9/2025	(31)
CZK	176,300	USD	7,339	Goldman Sachs	1/9/2025	(91)
USD	9,242	BRL	54,022	JPMorgan Chase	1/10/2025	515
USD	5,473	BRL	32,000	Citibank	1/10/2025	304
USD	15,475	BRL	94,600	Morgan Stanley	1/10/2025	193
USD	3,406	KRW	4,845,380	Morgan Stanley	1/10/2025	125
USD	2,160	BRL	12,980	Goldman Sachs	1/10/2025	63
USD	2,457	CLP	2,388,000	Morgan Stanley	1/10/2025	56
USD	2,117	BRL	12,820	JPMorgan Chase	1/10/2025	46
USD	971	BRL	5,917	Citibank	1/10/2025	15
CLP	15,056	USD	15	JPMorgan Chase	1/10/2025	— [11]
COP	10,517	USD	2	Morgan Stanley	1/10/2025	— [11]
IDR	64,225	USD	4	JPMorgan Chase	1/10/2025	— [11]
IDR	67,168	USD	4	Citibank	1/10/2025	— [11]
PEN	113	USD	30	Morgan Stanley	1/10/2025	— [11]
COP	13,363	USD	3	Morgan Stanley	1/10/2025	— [11]
PEN	2,631	USD	700	Morgan Stanley	1/10/2025	— [11]
BRL	2,229	USD	365	Morgan Stanley	1/10/2025	(5)
USD	2,635	PEN	10,000	Morgan Stanley	1/10/2025	(25)
BRL	4,300	USD	736	JPMorgan Chase	1/10/2025	(41)
BRL	8,301	USD	1,395	Citibank	1/10/2025	(54)
CLP	3,053,076	USD	3,141	Morgan Stanley	1/10/2025	(72)
USD	1,187	ILS	4,303	UBS AG	1/13/2025	3
ILS	523	USD	146	Goldman Sachs	1/13/2025	(2)
ILS	3,780	USD	1,060	Citibank	1/13/2025	(20)
USD	32,505	EUR	30,800	Citibank	1/14/2025	582
USD	28	CZK	659	JPMorgan Chase	1/14/2025	— [11]
ZAR	5,744	USD	316	JPMorgan Chase	1/14/2025	(12)
CNH	9,520	USD	1,311	UBS AG	1/14/2025	(14)
USD	21,589	EUR	20,404	Morgan Stanley	1/15/2025	441
USD	999	CZK	23,708	Citibank	1/15/2025	24
USD	1,119	CZK	26,734	UBS AG	1/15/2025	19
USD	490	MXN	9,941	Bank of America	1/15/2025	14
USD	432	CZK	10,255	Standard Chartered Bank	1/15/2025	10
USD	570	HUF	223,294	UBS AG	1/15/2025	9
USD	504	PLN	2,051	JPMorgan Chase	1/15/2025	8
USD	337	PLN	1,363	Standard Chartered Bank	1/15/2025	7
HUF	255,050	EUR	616	Citibank	1/15/2025	3
HUF	463,938	USD	1,172	UBS AG	1/15/2025	(5)
PLN	1,150	USD	284	Standard Chartered Bank	1/15/2025	(6)
THB	34,280	USD	1,007	UBS AG	1/15/2025	(9)
CZK	50,190	USD	2,107	UBS AG	1/15/2025	(44)
PLN	19,282	USD	4,732	HSBC Bank	1/15/2025	(66)
CNH	42,346	USD	5,841	Citibank	1/15/2025	(70)
THB	205,821	USD	6,065	Citibank	1/15/2025	(72)
CZK	130,990	USD	5,516	Standard Chartered Bank	1/15/2025	(130)
THB	311,100	USD	9,192	Goldman Sachs	1/15/2025	(134)
HUF	3,844,005	USD	9,840	Citibank	1/15/2025	(169)
USD	671	JPY	100,000	Morgan Stanley	1/16/2025	34
USD	14,712	ZAR	265,999	Standard Chartered Bank	1/17/2025	640
USD	12,956	MYR	57,698	Standard Chartered Bank	1/17/2025	72

American Funds Emerging Markets Bond Fund	14

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	697	ZAR	12,487	UBS AG	1/17/2025	$36
TRY	200,862	USD	5,568	Barclays Bank PLC	1/17/2025	14
TRY	10,331	USD	285	Standard Chartered Bank	1/17/2025	2
ZAR	4,500	USD	253	Goldman Sachs	1/17/2025	(14)
ZAR	7,955	USD	440	Standard Chartered Bank	1/17/2025	(19)
RON	7,725	USD	1,640	Standard Chartered Bank	1/17/2025	(33)
MYR	77,949	USD	17,504	Standard Chartered Bank	1/17/2025	(98)
USD	1,279	ZAR	23,480	JPMorgan Chase	1/21/2025	37
USD	1,650	BRL	10,067	Citibank	1/21/2025	27
USD	1,156	PLN	4,772	Citibank	1/21/2025	2
USD	1,963	BRL	12,353	JPMorgan Chase	1/21/2025	(29)
USD	21,683	EUR	20,611	Morgan Stanley	1/23/2025	313
USD	7,072	JPY	1,071,000	UBS AG	1/23/2025	246
USD	40,912	EUR	39,003	BNP Paribas	1/24/2025	472
USD	168	HUF	65,582	Citibank	1/24/2025	3
USD	2	MXN	34	UBS AG	1/24/2025	— [11]
HUF	177,160	USD	454	Citibank	1/24/2025	(8)
MXN	28,760	USD	1,423	UBS AG	1/24/2025	(50)
ZAR	68,011	USD	3,734	JPMorgan Chase	1/24/2025	(138)
USD	1,769	MXN	36,000	Morgan Stanley	1/27/2025	51
THB	41,000	USD	1,198	Standard Chartered Bank	1/27/2025	(4)
MXN	10,796	USD	531	Morgan Stanley	1/27/2025	(16)
TRY	49,450	USD	1,069	Goldman Sachs	6/30/2025	112
						$3,066
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK117,590	$(5)	$—	$(5)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN20,400	(16)	—	(16)
9.145%	28-day	Overnight MXN-F-TIIE	28-day	11/20/2026	MXN39,860	(1)	—	(1)
8.905%	28-day	Overnight MXN-F-TIIE	28-day	11/19/2027	16,900	(4)	—	(4)
8.9595%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2028	16,500	(5)	—	(5)
8.845%	28-day	Overnight MXN-F-TIIE	28-day	11/17/2028	137,850	(65)	—	(65)
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN11,980	10	—	10
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK68,840	3	—	3
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN31,650	(23)	—	(23)
						$(106)	$—	$(106)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
15.72%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL8,475	$(3)	$—	$(3)
14.24%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	3,420	(16)	—	(16)
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	12,530	(71)	—	(71)

15	American Funds Emerging Markets Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL10,441	$(184)	$—	$(184)
10.8325%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	15,000	(228)	—	(228)
							$(502)	$—	$(502)
Investments in affiliates10

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.03%
Money market investments 3.03%
Capital Group Central Cash Fund 4.50% [9]	$61,865	$1,638,132	$1,616,744	$124	$17	$83,394	$5,564
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-11/20/2024	$6,355	$6,385	.23%
Modec Finance BV 7.84% 7/15/2026[6]	7/28/2023	200	201.01
Total		$6,555	$6,586	.24%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $242,281,000, which represented
8.79% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $6,586,000, which represented .24% of the net assets of the fund.

[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,863,000, which represented .18% of the net assets of the fund.
[9]	Rate represents the seven-day yield at 12/31/2024.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Amount less than one thousand.

American Funds Emerging Markets Bond Fund	16

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
F-TIIE = Funding Equilibrium Interbank Interest Rate
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge

MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

17	American Funds Emerging Markets Bond Fund

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $2,728,874)	$2,612,188
Affiliated issuers (cost: $83,383)	83,394	$2,695,582
Cash		895
Cash denominated in currencies other than U.S. dollars (cost: $715)		747
Unrealized appreciation on open forward currency contracts		4,917
Receivables for:
Sales of investments	22,205
Sales of fund’s shares	10,183
Dividends and interest	56,310
Variation margin on centrally cleared swap contracts	35	88,733
		2,790,874
Liabilities:
Unrealized depreciation on open forward currency contracts		1,851
Bilateral swaps, at value		502
Payables for:
Purchases of investments	22,496
Repurchases of fund’s shares	3,678
Dividends on fund’s shares	205
Investment advisory services	1,083
Services provided by related parties	139
Trustees’ deferred compensation	15
Variation margin on futures contracts	392
Variation margin on centrally cleared swap contracts	25
Non-U.S. taxes	1,273
Currency translations	1,584
Other	74	30,964
Net assets at December 31, 2024		$2,757,557
Net assets consist of:
Capital paid in on shares of beneficial interest		$3,119,217
Total distributable earnings (accumulated loss)		(361,660)
Net assets at December 31, 2024		$2,757,557
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	18

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (366,464 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$291,838	38,783	$7.52
Class C	14,525	1,930	7.52
Class T	7	1	7.53
Class F-1	12,363	1,643	7.52
Class F-2	365,707	48,599	7.52
Class F-3	430,330	57,189	7.52
Class 529-A	8,680	1,154	7.52
Class 529-C	264	35	7.53
Class 529-E	558	74	7.52
Class 529-T	12	2	7.52
Class 529-F-1	10	1	7.52
Class 529-F-2	6,097	810	7.52
Class 529-F-3	11	1	7.52
Class R-1	198	26	7.52
Class R-2	1,365	181	7.52
Class R-2E	53	7	7.52
Class R-3	2,480	330	7.52
Class R-4	1,205	160	7.52
Class R-5E	1,215	162	7.52
Class R-5	513	68	7.52
Class R-6	1,620,126	215,308	7.52

Refer to the notes to financial statements.

19	American Funds Emerging Markets Bond Fund

Financial statements (continued)
Statement of operations for the year ended December 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $1,552)	$155,422
Dividends (net of non-U.S. taxes of $11; also includes $5,564 from affiliates)	5,697	$161,119
Fees and expenses*:
Investment advisory services	9,264
Distribution services	1,026
Transfer agent services	848
Administrative services	608
529 plan services	9
Reports to shareholders	61
Registration statement and prospectus	264
Trustees’ compensation	6
Auditing and legal	249
Custodian	398
Other	34	12,767
Net investment income		148,352
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $365):
Unaffiliated issuers	(14,668)
Affiliated issuers	124
Futures contracts	(3,585)
Forward currency contracts	5,940
Swap contracts	347
Currency transactions	(1,449)	(13,291)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $596):
Unaffiliated issuers	(116,964)
Affiliated issuers	17
Futures contracts	(2,359)
Forward currency contracts	3,991
Swap contracts	(575)
Currency translations	(1,699)	(117,589)
Net realized gain (loss) and unrealized appreciation (depreciation)		(130,880)
Net increase (decrease) in net assets resulting from operations		$17,472
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	20

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2024	2023

Operations:
Net investment income	$148,352	$65,043
Net realized gain (loss)	(13,291)	(74,749)
Net unrealized appreciation (depreciation)	(117,589)	134,565
Net increase (decrease) in net assets resulting from operations	17,472	124,859
Distributions paid or accrued and return of capital paid to shareholders:
Distributions	(139,150)	(49,011)
Return of capital	(9,204)	(18,869)
Total distributions paid or accrued and return of capital paid to shareholders	(148,354)	(67,880)
Net capital share transactions	1,789,417	169,954
Total increase (decrease) in net assets	1,658,535	226,933
Net assets:
Beginning of year	1,099,022	872,089
End of year	$2,757,557	$1,099,022
Refer to the notes to financial statements.

21	American Funds Emerging Markets Bond Fund

Notes to financial statements
1. Organization

American Funds Emerging Markets Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide a high level of total return over the long term, of which current income is a large component.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

American Funds Emerging Markets Bond Fund	22

Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

23	American Funds Emerging Markets Bond Fund

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Emerging Markets Bond Fund	24

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$1,965,210	$—	$1,965,210
Corporate bonds, notes & loans	—	515,072	201	515,273
U.S. Treasury bonds & notes	—	75,568	—	75,568
Federal agency bonds & notes	—	1,260	—	1,260
Common stocks	—	1,568	—	1,568
Short-term securities	83,394	53,309	—	136,703
Total	$83,394	$2,611,987	$201	$2,695,582
Refer to the end of the table for footnotes.
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,137	$—	$—	$1,137
Unrealized appreciation on open forward currency contracts	—	4,917	—	4,917
Unrealized appreciation on centrally cleared interest rate swaps	—	13	—	13
Liabilities:
Unrealized depreciation on futures contracts	(2,193)	—	—	(2,193)
Unrealized depreciation on open forward currency contracts	—	(1,851)	—	(1,851)
Unrealized depreciation on bilateral interest rate swaps	—	(502)	—	(502)
Unrealized depreciation on centrally cleared interest rate swaps	—	(119)	—	(119)
Total	$(1,056)	$2,458	$—	$1,402
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

25	American Funds Emerging Markets Bond Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

American Funds Emerging Markets Bond Fund	26

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

27	American Funds Emerging Markets Bond Fund

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $215,904,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $308,431,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

American Funds Emerging Markets Bond Fund	28

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $40,486,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,137	Unrealized depreciation*	$2,193
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	4,917	Unrealized depreciation on open forward currency contracts	1,851
Swap (centrally cleared)	Interest	Unrealized appreciation*	13	Unrealized depreciation*	119
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	502
			$6,067		$4,665

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(3,585)	Net unrealized appreciation (depreciation) on futures contracts	$(2,359)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	5,940	Net unrealized appreciation (depreciation) on forward currency contracts	3,991
Swap	Interest	Net realized gain (loss) on swap contracts	347	Net unrealized appreciation (depreciation) on swap contracts	(575)
			$2,702		$1,057
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and interest rate swaps. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

29	American Funds Emerging Markets Bond Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$14	$ (14)	$ —	$ —	$ —
Bank of New York Mellon	17	—	—	—	17
Barclays Bank PLC	14	(14)	—	—	—
BNP Paribas	472	(13)	—	(290)	169
Citibank	1,200	(457)	—	(360)	383
Goldman Sachs	313	(313)	—	—	—
HSBC Bank	5	(5)	—	—	—
JPMorgan Chase	613	(238)	(297)	—	78
Morgan Stanley	1,213	(123)	(840)	—	250
Standard Chartered Bank	731	(305)	—	(270)	156
UBS AG	325	(162)	—	(163)	—
Total	$4,917	$ (1,644)	$ (1,137)	$ (1,083)	$1,053
Liabilities:
Bank of America	$236	$ (14)	$ (222)	$ —	$ —
Barclays Bank PLC	99	(14)	—	—	85
BNP Paribas	13	(13)	—	—	—
Citibank	457	(457)	—	—	—
Goldman Sachs	654	(313)	(341)	—	—
HSBC Bank	66	(5)	—	—	61
JPMorgan Chase	238	(238)	—	—	—
Morgan Stanley	123	(123)	—	—	—
Standard Chartered Bank	305	(305)	—	—	—
UBS AG	162	(162)	—	—	—
Total	$2,353	$ (1,644)	$ (563)	$ —	$146
*
Collateral is shown on a settlement basis.

American Funds Emerging Markets Bond Fund	30

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2024, the fund reclassified $2,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$205
Distributions in excess of ordinary income	9,204
Capital loss carryforward*	(239,386)
Gross unrealized appreciation on investments	45,032
Gross unrealized depreciation on investments	(160,203)
Net unrealized appreciation (depreciation) on investments	(115,171)
Cost of investments	2,812,155
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

31	American Funds Emerging Markets Bond Fund

For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Return of capital	Total paid or accrued	Ordinary income	Return of capital	Total paid or accrued
Class A	$19,922	$1,318	$21,240	$14,077	$5,420	$19,497
Class C	936	62	998	733	282	1,015
Class T	— †	— †	— †	— †	— †	— †
Class F-1	1,000	66	1,066	679	262	941
Class F-2	21,580	1,427	23,007	10,453	4,024	14,477
Class F-3	30,469	2,015	32,484	16,019	6,168	22,187
Class 529-A	593	39	632	405	156	561
Class 529-C	21	2	23	21	8	29
Class 529-E	36	3	39	27	10	37
Class 529-T	1	— †	1	1	— †	1
Class 529-F-1	1	— †	1	1	— †	1
Class 529-F-2	442	29	471	327	126	453
Class 529-F-3	1	— †	1	1	— †	1
Class R-1	12	1	13	8	3	11
Class R-2	92	6	98	70	27	97
Class R-2E	3	— †	3	5	2	7
Class R-3	147	10	157	85	33	118
Class R-4	75	5	80	37	14	51
Class R-5E	70	5	75	44	17	61
Class R-5	50	3	53	44	17	61
Class R-6	63,699	4,213	67,912	5,974	2,300	8,274
Total	$139,150	$9,204	$148,354	$49,011	$18,869	$67,880
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.457% on the first $15 billion of daily net assets and decreasing to 0.428% on such assets in excess of $15 billion. For the year ended December 31, 2024, the investment advisory services fees were $9,264,000, which were equivalent to an annualized rate of 0.457% of average daily net assets.

American Funds Emerging Markets Bond Fund	32

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

33	American Funds Emerging Markets Bond Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2024, the 529 plan services fees were $9,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.
For the year ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$772	$427	$92	Not applicable
Class C	161	23	5	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	38	22	5	Not applicable
Class F-2	Not applicable	336	95	Not applicable
Class F-3	Not applicable	5	132	Not applicable
Class 529-A	20	12	3	$5
Class 529-C	4	1	— *	— *
Class 529-E	3	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	5	2	4
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	2	— *	— *	Not applicable
Class R-2	11	4	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	12	3	1	Not applicable
Class R-4	3	1	— *	Not applicable
Class R-5E	Not applicable	1	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	8	273	Not applicable

Total class-specific expenses	$1,026	$848	$608	$9
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $6,000 in the fund’s statement of operations reflects $4,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

American Funds Emerging Markets Bond Fund	34

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.
8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended December 31, 2024.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$53,214	6,783	$19,743	2,528	$(67,787)	(8,680)	$5,170	631
Class C	2,186	279	984	126	(4,869)	(622)	(1,699)	(217)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,137	3,567	1,057	135	(32,368)	(4,113)	(3,174)	(411)
Class F-2	220,367	28,130	22,824	2,924	(95,966)	(12,279)	147,225	18,775
Class F-3	235,687	30,152	31,544	4,039	(187,803)	(24,215)	79,428	9,976
Class 529-A	1,937	247	630	81	(2,206)	(282)	361	46
Class 529-C	86	11	23	3	(280)	(36)	(171)	(22)
Class 529-E	34	4	38	5	(52)	(7)	20	2
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	1,315	167	465	59	(2,264)	(290)	(484)	(64)
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	22	3	11	1	(16)	(2)	17	2
Class R-2	399	51	96	12	(699)	(89)	(204)	(26)
Class R-2E	27	3	2	— †	(100)	(12)	(71)	(9)
Class R-3	1,118	142	156	20	(663)	(85)	611	77
Class R-4	536	68	79	10	(195)	(25)	420	53
Class R-5E	413	53	73	9	(176)	(22)	310	40
Class R-5	21	2	53	7	(414)	(53)	(340)	(44)
Class R-6	1,511,316	194,414	67,922	8,724	(17,243)	(2,193)	1,561,995	200,945
Total net increase (decrease)	$2,056,815	264,076	$145,703	18,684	$(413,101)	(53,005)	$1,789,417	229,755
Refer to the end of the table for footnotes.

35	American Funds Emerging Markets Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$56,110	7,247	$18,136	2,352	$(54,057)	(7,041)	$20,189	2,558
Class C	3,266	422	1,003	130	(4,370)	(568)	(101)	(16)
Class T	—	—	—	—	—	—	—	—
Class F-1	31,555	4,037	930	120	(28,308)	(3,647)	4,177	510
Class F-2	110,369	14,288	14,400	1,866	(65,717)	(8,557)	59,052	7,597
Class F-3	151,653	19,720	21,368	2,770	(61,180)	(7,985)	111,841	14,505
Class 529-A	2,009	259	558	72	(1,823)	(236)	744	95
Class 529-C	193	25	29	4	(329)	(43)	(107)	(14)
Class 529-E	111	15	37	5	(113)	(15)	35	5
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	1,495	193	451	59	(1,245)	(160)	701	92
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	20	3	10	1	(17)	(2)	13	2
Class R-2	513	67	96	12	(586)	(75)	23	4
Class R-2E	13	1	6	1	(9)	(1)	10	1
Class R-3	518	67	117	15	(326)	(43)	309	39
Class R-4	159	21	51	7	(151)	(20)	59	8
Class R-5E	359	47	59	8	(184)	(24)	234	31
Class R-5	99	13	60	8	(140)	(18)	19	3
Class R-6	5,938	770	8,274	1,073	(41,459)	(5,472)	(27,247)	(3,629)
Total net increase (decrease)	$364,380	47,195	$65,588	8,503	$(260,014)	(33,907)	$169,954	21,791
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,338,540,000 and $691,730,000, respectively, during the year ended December 31, 2024.

American Funds Emerging Markets Bond Fund	36

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2024	$8.04	$.55	$(.53 )	$.02	$(.51 )	$(.03 )	$(.54 )	$7.52	.28%	$292	.93%	.93%	6.96%
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.39	307.97		.97	6.54
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.30)	270.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.98)	375	1.06	1.06	4.70
12/31/2020	9.94	.50	.21	.71	(.16 )	(.34 )	(.50 )	10.15	7.62	372	1.09	1.06	5.24
Class C:
12/31/2024	8.04	.49	(.52 )	(.03 )	(.46 )	(.03 )	(.49 )	7.52	(.47 )	15	1.68	1.68	6.20
12/31/2023	7.59	.44	.48	.92	(.34 )	(.13 )	(.47 )	8.04	12.57	17	1.70	1.70	5.81
12/31/2022	9.30	.44	(1.65)	(1.21)	(.42 )	(.08 )	(.50 )	7.59	(12.96)	16	1.74	1.73	5.60
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	(.06 )	(.38 )	9.30	(4.66)	24	1.76	1.76	3.99
12/31/2020	9.94	.43	.21	.64	(.14 )	(.29 )	(.43 )	10.15	6.87	28	1.79	1.77	4.54
Class T:
12/31/2024	8.04	.56	(.50 )	.06	(.53 )	(.04 )	(.57 )	7.53	.52 [5]	— [6]	.68 [5]	.68 [5]	7.17 [5]
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.76 [5]	— [6]	.67 [5]	.67 [5]	6.86 [5]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.09)[5]	— [6]	.74 [5]	.73 [5]	6.61 [5]
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.70)[5]	— [6]	.75 [5]	.75 [5]	4.98 [5]
12/31/2020	9.94	.53	.21	.74	(.17 )	(.36 )	(.53 )	10.15	7.95 [5]	— [6]	.79 [5]	.77 [5]	5.57 [5]
Class F-1:
12/31/2024	8.04	.55	(.53 )	.02	(.51 )	(.03 )	(.54 )	7.52	.28	12.93		.93	6.95
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.43	17.94		.94	6.55
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.30)	12.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.95)	12	1.03	1.03	4.72
12/31/2020	9.94	.50	.21	.71	(.16 )	(.34 )	(.50 )	10.15	7.65	14	1.06	1.04	5.29
Class F-2:
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.57	366.64		.64	7.28
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.75	240.65		.65	6.84
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.10)	169.75		.74	6.50
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.69)	604.75		.75	5.01
12/31/2020	9.94	.53	.21	.74	(.17 )	(.36 )	(.53 )	10.15	7.95	513.77		.74	5.35
Class F-3:
12/31/2024	8.04	.58	(.52 )	.06	(.54 )	(.04 )	(.58 )	7.52	.68	430.54		.54	7.36
12/31/2023	7.59	.53	.48	1.01	(.40 )	(.16 )	(.56 )	8.04	13.86	380.55		.55	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.95)	248.59		.58	6.78
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.58)	237.65		.65	5.13
12/31/2020	9.94	.53	.21	.74	(.17 )	(.36 )	(.53 )	10.15	8.06	152.71		.66	5.61
Class 529-A:
12/31/2024	8.04	.54	(.52 )	.02	(.51 )	(.03 )	(.54 )	7.52	.27	9.95		.95	6.95
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.39	9.97		.97	6.53
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.32)	8	1.01	1.00	6.35
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.97)	10	1.05	1.05	4.71
12/31/2020	9.94	.50	.21	.71	(.16 )	(.34 )	(.50 )	10.15	7.65	9	1.06	1.04	5.26
Refer to the end of the table for footnotes.

37	American Funds Emerging Markets Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2024	$8.04	$.48	$(.51 )	$(.03 )	$(.45 )	$(.03 )	$(.48 )	$7.53	(.51 )%	$— [6]	1.72%	1.72%	6.13%
12/31/2023	7.59	.44	.48	.92	(.34 )	(.13 )	(.47 )	8.04	12.51	— [6]	1.75	1.75	5.76
12/31/2022	9.30	.43	(1.65)	(1.22)	(.41 )	(.08 )	(.49 )	7.59	(13.00)	1	1.79	1.78	5.56
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	(.06 )	(.38 )	9.30	(4.70)	1	1.80	1.80	3.94
12/31/2020	9.94	.42	.22	.64	(.14 )	(.29 )	(.43 )	10.15	6.82	1	1.84	1.81	4.57
Class 529-E:
12/31/2024	8.04	.53	(.52 )	.01	(.50 )	(.03 )	(.53 )	7.52	.05	1	1.16	1.16	6.73
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.16	1	1.18	1.18	6.33
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.50)	— [6]	1.21	1.20	6.14
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	(.07 )	(.43 )	9.30	(4.17)	1	1.25	1.25	4.50
12/31/2020	9.94	.48	.20	.68	(.15 )	(.32 )	(.47 )	10.15	7.41	1	1.29	1.27	5.09
Class 529-T:
12/31/2024	8.04	.56	(.52 )	.04	(.53 )	(.03 )	(.56 )	7.52	.49 [5]	— [6]	.73 [5]	.73 [5]	7.16 [5]
12/31/2023	7.59	.51	.48	.99	(.39 )	(.15 )	(.54 )	8.04	13.61 [5]	— [6]	.75 [5]	.75 [5]	6.73 [5]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.16)[5]	— [6]	.79 [5]	.78 [5]	6.55 [5]
12/31/2021	10.15	.47	(.85 )	(.38 )	(.40 )	(.07 )	(.47 )	9.30	(3.75)[5]	— [6]	.81 [5]	.81 [5]	4.92 [5]
12/31/2020	9.94	.52	.21	.73	(.17 )	(.35 )	(.52 )	10.15	7.89 [5]	— [6]	.84 [5]	.81 [5]	5.49 [5]
Class 529-F-1:
12/31/2024	8.04	.56	(.53 )	.03	(.52 )	(.03 )	(.55 )	7.52	.46 [5]	— [6]	.75 [5]	.75 [5]	7.14 [5]
12/31/2023	7.59	.51	.48	.99	(.39 )	(.15 )	(.54 )	8.04	13.61 [5]	— [6]	.76 [5]	.76 [5]	6.72 [5]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.14)[5]	— [6]	.79 [5]	.78 [5]	6.55 [5]
12/31/2021	10.15	.47	(.85 )	(.38 )	(.40 )	(.07 )	(.47 )	9.30	(3.78)[5]	— [6]	.84 [5]	.84 [5]	4.89 [5]
12/31/2020	9.94	.52	.21	.73	(.17 )	(.35 )	(.52 )	10.15	7.89 [5]	— [6]	.84 [5]	.84 [5]	5.61 [5]
Class 529-F-2:
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.55	6.66		.66	7.21
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.74	7.66		.66	6.83
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	(.09 )	(.58 )	7.59	(12.05)	6.71		.69	6.68
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.71)	6.77		.77	4.99
12/31/2020[7,8]	9.39	.08	.76	.84	(.03 )	(.05 )	(.08 )	10.15	8.95 [9]	5	.14 [9]	.11 [9]	.82 [9]
Class 529-F-3:
12/31/2024	8.04	.57	(.51 )	.06	(.54 )	(.04 )	(.58 )	7.52	.60	— [6]	.61	.61	7.28
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.76	— [6]	.63	.63	6.85
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	(.09 )	(.58 )	7.59	(12.02)	— [6]	.64	.63	6.68
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.66)	— [6]	.73	.71	5.02
12/31/2020[7,8]	9.39	.08	.77	.85	(.03 )	(.06 )	(.09 )	10.15	8.97 [9]	— [6]	.16 [9]	.10 [9]	.84 [9]
Class R-1:
12/31/2024	8.04	.50	(.52 )	(.02 )	(.47 )	(.03 )	(.50 )	7.52	(.31 )[5]	— [6]	1.52 [5]	1.52 [5]	6.37 [5]
12/31/2023	7.59	.45	.48	.93	(.35 )	(.13 )	(.48 )	8.04	12.75 [5]	— [6]	1.54 [5]	1.54 [5]	5.96 [5]
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	(.08 )	(.51 )	7.59	(12.80)[5]	— [6]	1.57 [5]	1.55 [5]	5.85 [5]
12/31/2021	10.15	.40	(.85 )	(.45 )	(.34 )	(.06 )	(.40 )	9.30	(4.42)[5]	— [6]	1.54 [5]	1.52 [5]	4.26 [5]
12/31/2020	9.94	.45	.20	.65	(.14 )	(.30 )	(.44 )	10.15	7.08 [5]	— [6]	1.62 [5]	1.57 [5]	4.73 [5]
Refer to the end of the table for footnotes.

American Funds Emerging Markets Bond Fund	38

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2024	$8.04	$.50	$(.52 )	$(.02 )	$(.47 )	$(.03 )	$(.50 )	$7.52	(.34 )%	$1	1.55%	1.55%	6.34%
12/31/2023	7.59	.45	.48	.93	(.35 )	(.13 )	(.48 )	8.04	12.72	2	1.57	1.56	5.95
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	(.08 )	(.51 )	7.59	(12.84)	1	1.61	1.60	5.76
12/31/2021	10.15	.39	(.85 )	(.46 )	(.33 )	(.06 )	(.39 )	9.30	(4.55)	2	1.65	1.65	4.11
12/31/2020	9.94	.43	.22	.65	(.14 )	(.30 )	(.44 )	10.15	6.93	2	1.73	1.70	4.54
Class R-2E:
12/31/2024	8.04	.54	(.53 )	.01	(.50 )	(.03 )	(.53 )	7.52	.18 [5]	— [6]	1.07 [5]	1.07 [5]	6.75 [5]
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.10 [5]	— [6]	1.23 [5]	1.23 [5]	6.27 [5]
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.54)[5]	— [6]	1.26 [5]	1.25 [5]	6.13 [5]
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(4.01)[5]	— [6]	1.21 [5]	1.20 [5]	4.62 [5]
12/31/2020	9.94	.49	.21	.70	(.16 )	(.33 )	(.49 )	10.15	7.56 [5]	— [6]	1.46 [5]	1.39 [5]	5.12 [5]
Class R-3:
12/31/2024	8.04	.53	(.53 )	—	(.49 )	(.03 )	(.52 )	7.52	.04	3	1.18	1.18	6.71
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.13	2	1.20	1.20	6.29
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.52)	2	1.24	1.23	6.11
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	(.07 )	(.43 )	9.30	(4.19)	2	1.28	1.28	4.47
12/31/2020	9.94	.47	.21	.68	(.15 )	(.32 )	(.47 )	10.15	7.38	2	1.31	1.29	5.02
Class R-4:
12/31/2024	8.04	.55	(.52 )	.03	(.52 )	(.03 )	(.55 )	7.52	.33	1.89		.89	7.03
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.47	1.90		.90	6.59
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.27)	1.95		.95	6.37
12/31/2021	10.15	.46	(.85 )	(.39 )	(.39 )	(.07 )	(.46 )	9.30	(3.91)	1.99		.99	4.78
12/31/2020	9.94	.50	.21	.71	(.16 )	(.34 )	(.50 )	10.15	7.69	1	1.02	1.00	5.35
Class R-5E:
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.55	1.66		.66	7.24
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.73	1.67		.67	6.82
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.08)	1.74		.73	6.67
12/31/2021	10.15	.51	(.85 )	(.34 )	(.43 )	(.08 )	(.51 )	9.30	(3.40)	1.44		.44	5.32
12/31/2020	9.94	.55	.21	.76	(.18 )	(.37 )	(.55 )	10.15	8.23	1.49		.47	5.82
Class R-5:
12/31/2024	8.04	.57	(.51 )	.06	(.54 )	(.04 )	(.58 )	7.52	.64	1.58		.58	7.30
12/31/2023	7.59	.53	.47	1.00	(.40 )	(.15 )	(.55 )	8.04	13.83	1.58		.58	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.98)	1.63		.62	6.73
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.61)	1.67		.67	5.09
12/31/2020	9.94	.53	.21	.74	(.17 )	(.36 )	(.53 )	10.15	8.01	1.73		.70	5.59
Class R-6:
12/31/2024	8.04	.58	(.52 )	.06	(.54 )	(.04 )	(.58 )	7.52	.68	1,620.54		.54	7.47
12/31/2023	7.59	.53	.48	1.01	(.40 )	(.16 )	(.56 )	8.04	13.86	115.55		.55	6.96
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.95)	136.60		.59	6.74
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.58)	194.64		.64	5.12
12/31/2020	9.94	.54	.20	.74	(.17 )	(.36 )	(.53 )	10.15	8.07	167.67		.65	5.67
Refer to the end of the table for footnotes.

39	American Funds Emerging Markets Bond Fund

Financial highlights (continued)

	Year ended December 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[10]	43%	56%	63%	52%	70%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	40

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Emerging Markets Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Funds Emerging Markets Bond Fund (the "Fund"), including the investment portfolio, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

41	American Funds Emerging Markets Bond Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:
Foreign taxes	$0.01 per share
Foreign source income	$0.42 per share
Qualified dividend income	$264,000
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$5,565,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

42

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

43	American Funds Emerging Markets Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Emerging Markets Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 07, 2025